Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
NOTE 5. REVENUE RECOGNITION
The Company is operating a virtual behavioral healthcare business that connects individuals and licensed therapists, psychologists and psychiatrists with an online platform for one-on-one
therapy delivered via messaging, audio and video. Individuals access the Company’s services through the Company’s website or mobile app. The Company generates revenues from the sale of monthly, quarterly, bi-annual
and annual membership subscriptions to its therapy platform as well as supplementary a la carte offerings, payments from members and their respective insurance companies and annually contracted platform access fees from enterprise clients for the delivery of therapy services to their members or employees.
The following table presents the Company’s revenues disaggregated by revenue source:

	For the Years Ended December 31,
(in thousands)	2021	2020	2019
Revenues from sales to unaffiliated customers:
Consumers	$74,757	$61,586	$35,438
Commercial	38,914	14,604	2,740

Total	$113,671	$76,190	$38,178

During the years ended December 31, 2021, 2020 and 2019, over 90% of the Company’s revenue was generated from customers located in the United States.
Accounts Receivable and Revenue Reserves
Revenue reserves are deducted from accounts receivable to present the net amount expected to be collected. As of December 31, 2021, revenue reserves mainly relate to allowances for accounts receivable balances from health insurance and EAP organizations. As of December 31, 2021, the balance of receivables related to these customers was $6.4 million and the revenue reserves against these receivables was $4.9 million, of this amount $1.1 million is related to aged balances prior to 2021.
The following table presents activity for revenue reserves for the years ended December 31, 2021 and 2020:

	For the Years Ended December 31,
(in thousands)	2021	2020
Beginning balance	$824	$—
Additions and other adjustments	4,094	824

Ending balance	$4,918	$824

Deferred Revenue
The Company records deferred revenue when cash payments are received in advance of the Company’s performance obligation to provide services. Total deferred revenue was $7.2 million and $5.2 million for the years ended December 31, 2021 and 2020, respectively. The Company recognizes deferred revenues as revenues in the statement of operations and comprehensive loss once performance obligations have been performed and satisfied. The Company expects to satisfy all performance obligations associated with the deferred revenue within one year or less.
Contract Costs
The Company elected to use the practical expedient and recognize the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less.